Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q3PH

Schedules of Investments
(unaudited)
Templeton Global Bond Enhanced Fund 2
Templeton Global Bond Fund 9
Templeton Sustainable Emerging Markets Bond Fund 15
Notes to Schedules of Investments 20

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Global Bond Enhanced Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 37,627,701 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 14,528,882 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $ 46,940,536 ) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 77.3%
Brazil 8.3%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 31,491,000 BRL 5,190,624
10% , 1/01/33 .................. 37,316,000 BRL 5,930,821
F , 10% , 1/01/29 ................ 35,887,000 BRL 6,211,224
17,332,669
Colombia 3.6%
Colombia Titulos de Tesoreria ,
B , 7% , 3/26/31 ................. 1,771,400,000 COP 377,819
B , 6.25% , 7/09/36 .............. 12,066,100,000 COP 2,131,667
B , 9.25% , 5/28/42 .............. 24,606,100,000 COP 5,135,863
7,645,349
Dominican Republic 3.6%
c
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,370,000 2,148,405
Senior Bond , 144A, 6.4% , 6/05/49 .. 580,000 572,373
Senior Bond , 144A, 5.875% , 1/30/60 5,340,000 4,749,663
7,470,441
Ecuador 3.4%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 9,536,000 7,140,080
Egypt 3.4%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 199,700,000 EGP 4,204,950
c
Senior Bond , 144A, 8.75% , 9/30/51 . 1,080,000 965,101
c
Senior Bond , 144A, 7.5% , 2/16/61 .. 2,370,000 1,861,189
7,031,240
Ghana 2.3%
Ghana Government Bond ,
8.5% , 2/15/28 ................. 2,032,768 GHS 139,632
8.8% , 2/12/30 ................. 10,573,911 GHS 661,769
9.1% , 2/10/32 ................. 16,090,991 GHS 943,927
9.25% , 2/08/33 ................ 6,437,683 GHS 369,041
9.4% , 2/07/34 ................. 14,491,093 GHS 816,044
9.55% , 2/06/35 ................ 3,402,986 GHS 189,128
9.7% , 2/05/36 ................. 10,241,855 GHS 564,132

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana (continued)
Ghana Government Bond, (continued)
9.85% , 2/03/37 ................ 7,825,754 GHS $ 428,730
10% , 2/02/38 .................. 11,336,199 GHS 619,518
4,731,921
Greece 1.2%
c
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 968,000 EUR 1,223,261
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 1,095,000 EUR 1,297,648
2,520,909
India 9.5%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 1,047,450,000 INR 12,271,370
Senior Bond , 7.18% , 8/14/33 ...... 311,900,000 INR 3,631,169
Senior Bond , 7.1% , 4/08/34 ....... 106,150,000 INR 1,231,412
Senior Bond , 6.79% , 10/07/34 ..... 245,100,000 INR 2,789,440
19,923,391
Kazakhstan 3.9%
Kazakhstan MEOKAM , 15.35% ,
11/18/27 ..................... 50,500,000 KZT 87,760
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 473,600,000 KZT 757,167
15.3% , 3/03/29 ................ 252,400,000 KZT 432,708
10.55% , 7/28/29 ................ 315,300,000 KZT 466,581
11% , 2/04/30 .................. 41,000,000 KZT 60,254
12% , 3/07/30 .................. 983,370,000 KZT 1,496,014
12% , 2/22/31 .................. 844,030,000 KZT 1,272,813
10.3% , 3/17/31 ................ 224,900,000 KZT 315,947
14% , 5/12/31 .................. 60,600,000 KZT 98,864
Senior Bond , 5% , 4/18/28 ........ 494,200,000 KZT 681,763
Senior Bond , 5.5% , 9/20/28 ....... 724,300,000 KZT 972,649
Senior Bond , 7.68% , 8/13/29 ...... 1,052,000,000 KZT 1,430,999
8,073,519
Malaysia 10.7%
Malaysia Government Bond ,
3.502% , 5/31/27 ................ 4,190,000 MYR 1,003,278
3.899% , 11/16/27 ............... 77,940,000 MYR 18,836,567
3.885% , 8/15/29 ................ 9,526,000 MYR 2,318,961
4.498% , 4/15/30 ................ 825,000 MYR 206,324
22,365,130
Mexico 4.4%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 44,140,000 MXN 2,441,548
M , 8.5% , 2/28/30 ............... 36,640,000 MXN 2,022,279
M , 7.75% , 5/29/31 .............. 33,600,000 MXN 1,789,348
M , Senior Bond , 8.5% , 5/31/29 ..... 54,620,000 MXN 3,022,186
9,275,361

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway 4.7%
c
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 100,063,000 NOK $ 9,753,369
Panama 3.3%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 1,110,000 1,149,072
Senior Bond , 6.7% , 1/26/36 ....... 4,850,000 5,132,755
Senior Bond , 6.875% , 1/31/36 ..... 665,000 708,242
6,990,069
South Africa 7.0%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 35,410,000 ZAR 2,014,234
Senior Bond , 8.5% , 1/31/37 ....... 82,266,000 ZAR 4,389,594
Senior Bond , 9% , 1/31/40 ........ 109,760,000 ZAR 5,823,919
Senior Bond , 8.75% , 1/31/44 ...... 47,576,700 ZAR 2,399,369
14,627,116
Spain 3.6%
c
Spain Government Bond ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 3,169,000 EUR 3,859,453
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 3,200,000 EUR 3,742,627
7,602,080
Supranational 4.4%
d
Asian Development Bank , Senior Note ,
10.1% , 1/23/26 ................ 27,861,000,000 COP 7,101,234
c,d
European Investment Bank , Senior
Note , 144A, 6.5% , 5/02/32 ........ 183,000,000 INR 2,035,199
9,136,433
Total Foreign Government and Agency Securities (Cost $ 159,196,241 ) ............
161,619,077
U.S. Government and Agency Securities 6.8%
United States 6.8%
U.S. Treasury Notes , 3.875%, 6/30/30 . 14,230,000 14,318,382
Total U.S. Government and Agency Securities (Cost $ 14,178,935 ) .................
14,318,382
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 33,097
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
33,097
Total Long Term Investments (Cost $ 220,315,712 ) ...............................
175,970,556

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 153.72 JPY , Expires 11/06/25 . 1 28,162,000 $ 31,154
31,154
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 135.00 JPY , Expires 11/06/25 . 1 14,081,000 3,606
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 142.50 JPY , Expires 11/06/25 . 1 70,405,000 196,043
199,649
Total Options Purchased (Cost $ 533,233 ) ......................................
230,803
Short Term Investments 12.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 5.9%
Egypt 5.9%
f
Egypt Treasury Bills ,
25 .956% , 10/07/25 .............. 82,600,000 EGP 1,727,031
25 .33% , 12/16/25 ............... 35,050,000 EGP 694,846
25 .52% , 1/06/26 ................ 87,750,000 EGP 1,714,711
25 .7% , 3/10/26 ................ 59,850,000 EGP 1,121,866
25 .69% , 3/17/26 ................ 39,850,000 EGP 743,649
25 .69% , 3/24/26 ................ 61,500,000 EGP 1,142,588
25 .05% , 3/31/26 ................ 20,075,000 EGP 372,374
25 .68% , 4/07/26 ................ 90,000,000 EGP 1,657,439
25 .4% , 6/16/26 ................ 84,750,000 EGP 1,497,548
25 .35% , 7/07/26 ................ 96,600,000 EGP 1,686,365
12,358,417
Total Foreign Government and Agency Securities (Cost $ 12,010,381 ) ..............
12,358,417

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.2%
United States 6.2%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 12,942,310 $ 12,942,310
Total Money Market Funds (Cost $ 12,942,310 ) ..................................
12,942,310
a a a a a
Total Short Term Investments (Cost $ 24,952,691 ) ................................
25,300,727
a a a
Total Investments (Cost $ 245,801,636 ) 96.3% ...................................
$201,502,086
Options Written (0.1) % .......................................................
(157,601)
Other Assets, less Liabilities 3.8% .............................................
7,883,937
Net Assets 100.0% ...........................................................
$209,228,422
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 150.53 JPY , Expires 11/06/25 . 1 28,162,000 (111,592)
(111,592)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 138.00 JPY , Expires 11/06/25 . 1 70,405,000 (46,009)
(46,009)
Total Options Written (Premiums received $ 363,881 ) ............................
$ (157,601)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $39,348,368, representing 18.8% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... MSCO Buy 2,405,284,000 16,856,290 10/07/25 $ — $ (583,108)
Japanese Yen ...... MSCO Sell 2,405,284,000 16,274,626 10/07/25 1,444 —
Chinese Yuan ...... DBAB Buy 44,370,000 6,221,693 10/09/25 6,296 —
Chinese Yuan ...... DBAB Sell 44,370,000 6,167,554 10/09/25 — (60,435)
Norwegian Krone ... MSCO Buy 9,256,000 848,450 10/10/25 79,102 —
Euro ............. BNDP Sell 791,000 930,112 10/15/25 671 —
Euro ............. BOFA Sell 712,467 837,982 10/15/25 820 —
Euro ............. BZWS Sell 833,533 979,558 10/16/25 76 —
Euro ............. JPHQ Sell 833,000 979,095 10/16/25 239 —
Brazilian Real ...... JPHQ Buy 17,958,719 3,133,337 11/04/25 212,461 —
Japanese Yen ...... MSCO Buy 4,611,715,000 31,316,183 11/10/25 1,840 —
Euro ............. DBAB Sell 719,231 8,520,000 NOK 11/12/25 7,381 —
Chinese Yuan ...... CITI Sell 22,517,028 3,166,952 11/17/25 — (2,526)
Chinese Yuan ...... JPHQ Sell 62,318,150 8,724,855 11/21/25 — (49,405)
Mexican Peso ...... BNDP Buy 21,736,436 1,155,118 12/10/25 22,918 —
Mexican Peso ...... HSBK Buy 73,593,000 3,910,673 12/10/25 77,803 —
Mexican Peso ...... HSBK Sell 42,440,000 2,254,426 12/10/25 — (45,670)
Chinese Yuan ...... DBAB Sell 41,005,749 5,759,639 12/17/25 — (24,299)
Chinese Yuan ...... HSBK Sell 7,593,703 1,070,712 12/17/25 — (394)
Chinese Yuan ...... JPHQ Sell 83,550,000 11,734,056 12/17/25 — (50,829)
South Korean Won .. DBAB Buy 28,961,490,000 20,938,792 12/17/25 — (238,972)
Australian Dollar .... DBAB Buy 2,173,000 1,442,193 1/22/26 — (2,663)
Australian Dollar .... MSCO Buy 5,930,000 3,932,657 1/22/26 — (4,259)
Japanese Yen ...... MSCO Buy 175,490,000 1,210,209 2/13/26 — (7,682)
Chinese Yuan ...... CITI Sell 22,629,271 3,187,940 2/24/26 — (17,095)
Chinese Yuan ...... DBAB Sell 47,243,542 6,654,676 2/24/26 — (36,533)
Australian Dollar .... JPHQ Buy 26,966,000 17,384,036 2/25/26 483,186 —
Mexican Peso ...... BNDP Buy 59,812,208 3,159,652 2/27/26 53,859 —
Mexican Peso ...... HSBK Buy 125,270,542 6,617,986 2/27/26 112,382 —
Euro ............. JPHQ Sell 5,651,604 6,679,631 3/30/26 — (19,491)
Chinese Yuan ...... DBAB Sell 44,370,000 6,294,063 4/10/26 — (6,047)
Total Forward Exchange Contracts ................................................... $1,060,478 $(1,149,408)
Net unrealized appreciation (depreciation) ............................................ $(88,930)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Enhanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 25 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,347,053 BRL $ (149,737) $ — $ (149,737)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 259,524 BRL 483 — 483
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 4,920,000 (100,668) — (100,668)
Total Interest Rate Swap Contracts ................................. $(249,922) $ — $(249,922)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Global Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 78.0%
Australia 10.7%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 112,969,000 AUD $ 62,916,168
a
Senior Bond , Reg S, 1.75% , 3/20/34 94,524,000 AUD 49,665,073
a
Queensland Treasury Corp. , Senior
Bond , 144A, Reg S, 1.75% , 7/20/34 . 218,298,000 AUD 112,870,056
Treasury Corp. of Victoria ,
Senior Bond , 2.25% , 11/20/34 ..... 44,262,000 AUD 23,658,980
Senior Bond , 2% , 11/20/37 ........ 189,652,000 AUD 89,011,992
338,122,269
Brazil 10.7%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 82,042,000 BRL 14,784,528
10% , 1/01/31 .................. 909,614,000 BRL 149,930,582
10% , 1/01/33 .................. 361,526,000 BRL 57,459,160
F , 10% , 1/01/29 ................ 670,034,000 BRL 115,967,651
338,141,921
Colombia 7.2%
Colombia Titulos de Tesoreria ,
B , 7.75% , 9/18/30 .............. 146,198,800,000 COP 33,032,144
B , 7% , 3/26/31 ................. 110,158,200,000 COP 23,495,467
B , 7% , 6/30/32 ................. 107,691,000,000 COP 22,029,223
B , 13.25% , 2/09/33 ............. 248,870,000,000 COP 68,698,914
B , 7.25% , 10/18/34 ............. 148,699,000,000 COP 29,373,473
B , 6.25% , 7/09/36 .............. 41,872,000,000 COP 7,397,350
B , 9.25% , 5/28/42 .............. 206,416,000,000 COP 43,083,800
227,110,371
Egypt 2.5%
a
Egypt Government Bond ,
Senior Bond , 144A, 8.5% , 1/31/47 .. 40,381,000 35,711,479
Senior Bond , 144A, 8.7% , 3/01/49 .. 12,110,000 10,800,025
Senior Bond , 144A, 8.875% , 5/29/50 26,683,000 24,144,419
Senior Bond , 144A, 8.75% , 9/30/51 . 11,130,000 9,945,903
80,601,826
Ghana 1.6%
Ghana Government Bond ,
8.5% , 2/15/28 ................. 81,479,004 GHS 5,596,848
8.65% , 2/13/29 ................ 38,399,951 GHS 2,507,748
8.8% , 2/12/30 ................. 117,140,055 GHS 7,331,221
8.95% , 2/11/31 ................. 2,996,856 GHS 180,938
9.1% , 2/10/32 ................. 116,242,480 GHS 6,818,995
9.25% , 2/08/33 ................ 85,604,969 GHS 4,907,322
9.4% , 2/07/34 ................. 125,070,051 GHS 7,043,133
9.55% , 2/06/35 ................ 49,224,814 GHS 2,735,768
9.7% , 2/05/36 ................. 89,813,172 GHS 4,946,998
9.85% , 2/03/37 ................ 68,623,654 GHS 3,759,515
10% , 2/02/38 .................. 99,422,012 GHS 5,433,363
51,261,849

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece 1.5%
a
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 17,701,000 EUR $ 22,368,753
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 20,003,000 EUR 23,704,885
46,073,638
India 7.9%
India Government Bond ,
7.26% , 1/14/29 ................ 1,800,960,000 INR 20,998,461
Senior Bond , 7.26% , 8/22/32 ...... 12,972,780,000 INR 151,982,224
Senior Bond , 7.18% , 8/14/33 ...... 4,011,300,000 INR 46,699,933
Senior Bond , 7.1% , 4/08/34 ....... 456,210,000 INR 5,292,347
Senior Bond , 6.79% , 10/07/34 ..... 1,097,100,000 INR 12,485,900
Senior Note , 7.1% , 4/18/29 ....... 917,600,000 INR 10,680,068
248,138,933
Malaysia 8.8%
Malaysia Government Bond ,
3.9% , 11/30/26 ................. 170,024,000 MYR 40,897,666
3.892% , 3/15/27 ................ 19,290,000 MYR 4,644,208
3.502% , 5/31/27 ................ 30,640,000 MYR 7,336,619
3.899% , 11/16/27 ............... 691,620,000 MYR 167,150,970
4.498% , 4/15/30 ................ 97,744,000 MYR 24,444,748
3.582% , 7/15/32 ................ 134,410,000 MYR 32,271,753
276,745,964
Mexico 2.2%
Mexican Bonos Desarr Fixed Rate ,
M , 8.5% , 3/01/29 ............... 852,180,000 MXN 47,137,257
M , Senior Bond , 8.5% , 5/31/29 ..... 408,816,100 MXN 22,620,249
69,757,506
Norway 4.3%
a
Norway Government Bond , Senior
Bond , 144A, Reg S, 1.75% , 2/17/27 . 1,383,486,000 NOK 134,851,536
Panama 4.7%
Panama Government Bond ,
Senior Bond , 2.252% , 9/29/32 ..... 22,130,000 17,957,388
Senior Bond , 3.298% , 1/19/33 ..... 2,130,000 1,834,356
Senior Bond , 6.4% , 2/14/35 ....... 71,380,000 73,892,576
Senior Bond , 6.875% , 1/31/36 ..... 2,790,000 2,971,420
Senior Bond , 8% , 3/01/38 ........ 45,980,000 52,444,788
149,100,528
Serbia 0.5%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 1,617,620,000 RSD 15,839,162
South Africa 6.8%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 776,200,000 ZAR 44,152,731
Senior Bond , 8.5% , 1/31/37 ....... 1,241,135,000 ZAR 66,225,157
Senior Bond , 9% , 1/31/40 ........ 1,348,700,000 ZAR 71,562,687

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Africa (continued)
South Africa Government Bond,
(continued)
Senior Bond , 8.75% , 1/31/44 ...... 659,639,000 ZAR $ 33,266,647
215,207,222
Spain 4.4%
a
Spain Government Bond ,
Senior Bond , 144A, Reg S, 3.55% ,
10/31/33 ..................... 53,058,000 EUR 64,618,133
Senior Bond , 144A, Reg S, 3.15% ,
4/30/35 ...................... 63,830,000 EUR 74,653,717
139,271,850
Supranational 0.9%
a,b
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 1,840,800,000 INR 20,392,045
b
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 789,000,000 INR 8,956,018
29,348,063
Uruguay 3.3%
c
Uruguay Government Bond , Index
Linked, Senior Bond , 3.875% , 7/02/40 3,933,555,738 UYU 105,745,088
Total Foreign Government and Agency Securities (Cost $ 2,434,785,634 ) ...........
2,465,317,726
U.S. Government and Agency Securities 3.4%
United States 3.4%
U.S. Treasury Notes ,
3.5%, 2/15/33 ................. 53,358,000 51,809,367
4.25%, 11/15/34 ................ 53,461,600 54,075,574
105,884,941
Total U.S. Government and Agency Securities (Cost $ 106,058,065 ) ................
105,884,941
Total Long Term Investments (Cost $ 2,540,843,699 ) .............................
2,571,202,667
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.1%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 153.72 JPY , Expires 11/06/25 . 1 430,336,000 476,051
476,051
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 135.00 JPY , Expires 11/06/25 . 1 215,169,000 55,110

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 142.50 JPY , Expires 11/06/25 . 1 1,075,843,000 $ 2,995,682
3,050,792
Total Options Purchased (Cost $ 8,148,216 ) .....................................
3,526,843
Short Term Investments 16.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 16.8%
United States 16.8%
d,e
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 532,230,900 532,230,900
Total Money Market Funds (Cost $ 532,230,900 ) .................................
532,230,900
a a a a a
Total Short Term Investments (Cost $ 532,230,900 ) ...............................
532,230,900
a a a
Total Investments (Cost $ 3,081,222,815 ) 98.3% ..................................
$3,106,960,410
Options Written (0.1) % .......................................................
(2,408,265)
Other Assets, less Liabilities 1.8% .............................................
54,212,834
Net Assets 100.0% ...........................................................
$3,158,764,979
a a a
a
Number of
Contracts
Notional
Amount
#
Options Written (0.1)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 150.53 JPY , Expires 11/06/25 . 1 430,336,000 (1,705,205)
(1,705,205)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/JPY ,
Counterparty MSCO , November Strike
Price 138.00 JPY , Expires 11/06/25 . 1 1,075,843,000 (703,060)
(703,060)
Total Options Written (Premiums received $ 5,560,377 ) ...........................
$ (2,408,265)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025 , the Fund had the following forward exchange contracts outstanding.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $583,726,024, representing 18.5% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Japanese Yen ...... MSCO Buy 42,975,408,800 301,427,687 10/07/25 $ — $ (10,673,390)
Japanese Yen ...... MSCO Sell 42,975,408,800 290,780,101 10/07/25 25,804 —
Mexican Peso ...... BNDP Buy 1,486,400,000 78,522,111 10/07/25 2,599,352 —
Euro ............. MSCO Sell 41,397,613 499,500,000 NOK 10/10/25 1,428,389 —
Euro ............. BNDP Buy 18,100,000 21,003,330 10/15/25 264,520 —
Euro ............. BNDP Sell 32,168,000 37,825,322 10/15/25 27,299 —
Euro ............. BOFA Sell 28,963,456 34,065,948 10/15/25 33,327 —
Euro ............. BZWS Sell 33,872,544 39,806,607 10/16/25 3,091 —
Euro ............. JPHQ Sell 33,876,000 39,817,308 10/16/25 9,731 —
Japanese Yen ...... BNDP Buy 6,286,725,520 43,100,946 10/16/25 — (523,085)
Japanese Yen ...... MSCO Buy 83,542,237,800 567,299,578 11/10/25 33,336 —
Serbian Dinar ...... DBAB Buy 1,097,715,000 10,979,346 11/10/25 15,849 —
Chinese Yuan ...... CITI Sell 324,329,313 45,615,937 11/17/25 — (36,384)
Chinese Yuan ...... JPHQ Sell 259,117,222 36,277,717 11/21/25 — (205,423)
Mexican Peso ...... BNDP Buy 328,304,649 17,446,773 12/10/25 346,158 —
Mexican Peso ...... HSBK Buy 650,955,820 34,591,270 12/10/25 688,192 —
Chinese Yuan ...... DBAB Sell 590,635,954 82,960,314 12/17/25 — (350,001)
Chinese Yuan ...... HSBK Sell 547,251,250 77,162,411 12/17/25 — (28,410)
South Korean Won .. DBAB Buy 10,256,000,000 7,414,959 12/17/25 — (84,626)
South Korean Won .. HSBK Buy 196,242,900,000 142,104,086 12/17/25 — (1,842,220)
South Korean Won .. JPHQ Buy 16,182,300,000 11,712,894 12/17/25 — (146,822)
South Korean Won .. DBAB Buy 111,114,556,000 80,065,251 12/26/25 — (606,788)
Serbian Dinar ...... DBAB Buy 896,483,143 8,906,051 1/20/26 67,159 —
Chinese Yuan ...... MSCO Sell 1,102,153,000 156,056,620 1/26/26 213,445 —
Serbian Dinar ...... DBAB Buy 2,253,654,000 22,199,813 2/05/26 352,899 —
Chinese Yuan ...... CITI Sell 325,946,035 45,918,240 2/24/26 — (246,229)
Chinese Yuan ...... DBAB Sell 325,698,784 45,877,591 2/24/26 — (251,859)
Mexican Peso ...... BNDP Buy 903,398,478 47,723,110 2/27/26 813,477 —
Mexican Peso ...... HSBK Buy 1,533,145,664 80,995,397 2/27/26 1,375,407 —
Serbian Dinar ...... DBAB Buy 3,134,972,506 31,409,403 3/17/26 — (54,195)
Chinese Yuan ...... HSBK Sell 1,020,657,000 144,786,365 3/30/26 — (50,859)
Serbian Dinar ...... DBAB Buy 2,081,824,379 20,780,009 4/01/26 37,361 —
Total Forward Exchange Contracts ................................................... $8,334,796 $(15,100,291)
Net unrealized appreciation (depreciation) ............................................ $(6,765,495)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025 , the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 25 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.285% . Annual
Pay Floating 1-day
SOFR ............ Annual 5/03/33 169,510,000 $ (3,468,351) $ — $ (3,468,351)
Total Interest Rate Swap Contracts ................................. $(3,468,351) $ — $(3,468,351)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2025
Templeton Sustainable Emerging Markets Bond Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a ,b ,c
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 188,190 $ —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 55,416 EUR —
a ,b ,c
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 237,804 —
—
Total Corporate Bonds (Cost $ 301,035 ) ........................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 80.6%
Benin 1.7%
c
Benin Government Bond , Senior Bond ,
144A, 4.95% , 1/22/35 ............ 330,000 EUR 357,228
Brazil 11.0%
Brazil Notas do Tesouro Nacional , 10% ,
1/01/35 ...................... 15,150,000 BRL 2,339,832
Chile 1.4%
c
Chile Bonos Tesoreria Pesos , 144A,
Reg S, 6% , 4/01/33 ............. 275,000,000 CLP 293,050
Colombia 3.8%
Colombia Titulos de Tesoreria , G , 7% ,
3/26/31 ...................... 3,835,000,000 COP 817,961
Ecuador 2.2%
c
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 620,300 464,450
Egypt 0.4%
Egypt Government Bond , 25.151% ,
4/16/27 ...................... 4,300,000 EGP 90,542
Ghana 1.2%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 525,742 GHS 38,297
8.5% , 2/15/28 ................. 512,826 GHS 35,226
8.65% , 2/13/29 ................ 625,144 GHS 40,826
8.8% , 2/12/30 ................. 566,696 GHS 35,467
8.95% , 2/11/31 ................. 584,880 GHS 35,313
9.1% , 2/10/32 ................. 536,359 GHS 31,464
9.25% , 2/08/33 ................ 469,008 GHS 26,886
9.4% , 2/07/34 ................. 36,570 GHS 2,059
9.55% , 2/06/35 ................ 10,300 GHS 572
9.7% , 2/05/36 ................. 16,519 GHS 910
9.85% , 2/03/37 ................ 12,405 GHS 680
10% , 2/02/38 .................. 18,677 GHS 1,021
248,721
India 4.5%
India Government Bond , Senior Bond ,
7.29% , 1/27/33 ................ 81,950,000 INR 962,228

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ivory Coast 1.8%
c
Ivory Coast Government Bond , Senior
Note , 144A, 7.625% , 1/30/33 ...... 360,000 $ 374,814
Mexico 4.2%
Mexican Bonos Desarr Fixed Rate ,
Senior Bond , 8% , 5/24/35 ........ 13,390,000 MXN 695,663
Mexico Government Bond , Senior Bond ,
4.875% , 5/19/33 ................ 200,000 193,986
889,649
Namibia 9.8%
Namibia Government Bond ,
9.5% , 7/15/35 ................. 8,910,000 NAD 497,018
9.5% , 7/15/37 ................. 29,280,000 NAD 1,570,465
2,067,483
Oman 2.0%
c
Oman Government Bond , Senior Bond ,
144A, 7% , 1/25/51 .............. 370,000 418,333
Panama 4.8%
Panama Government Bond ,
Senior Bond , 6.875% , 1/31/36 ..... 530,000 564,463
Senior Bond , 8% , 3/01/38 ........ 400,000 456,240
1,020,703
Peru 2.2%
c
Peru Government Bond , Senior Bond ,
144A, Reg S, 7.6% , 8/12/39 ....... 1,460,000 PEN 460,269
Philippines 3.0%
Philippines Government Bond ,
6.375% , 4/28/35 ................ 25,200,000 PHP 445,932
Senior Bond , 4.2% , 3/29/47 ....... 220,000 188,222
634,154
Poland 6.5%
Poland Government Bond , 5% , 10/25/34 5,105,000 PLN 1,368,996
Serbia 5.9%
Serbia Treasury Bonds , 4.5% , 8/20/32 . 128,670,000 RSD 1,259,891
Seychelles 0.3%
c
Seychelles International Bond , Senior
Bond , Reg S, 8% , 1/01/26 ........ 70,635 71,332
Supranational 13.9%
d
European Bank for Reconstruction &
Development ,
20.25% , 7/24/26 ................ 600,000,000 NGN 403,809
Senior Note , 10% , 3/28/26 ........ 108,600,000 KZT 190,902
c ,d
European Investment Bank ,
Senior Bond , Reg S, 6.5% , 9/28/32 . 8,950,000 ZAR 487,942
Senior Bond , 144A, 6.875% , 2/28/35 31,000,000 INR 354,124
d
International Bank for Reconstruction &
Development ,
Senior Bond , 7.07% , 6/26/29 ...... 12,600,000 MXN 684,696
Senior Note , 10% , 9/16/26 ........ 161,000,000 KZT 274,164

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Supranational (continued)
d
International Bank for Reconstruction &
Development, (continued)
d
International Finance Corp. , Senior
Note , 13.825% , 10/09/26 ......... 6,600,000,000 UZS $ 540,525
2,936,162
Total Foreign Government and Agency Securities (Cost $ 16,428,922 ) ..............
17,075,798
Shares
Escrows and Litigation Trusts 0.0%
†
a,e
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 191
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
191
Total Long Term Investments (Cost $ 16,729,957 ) ................................
17,075,989
Short Term Investments 16.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 9.6%
Egypt 9.6%
f
Egypt Treasury Bills ,
25 .956% , 10/07/25 .............. 9,825,000 EGP 205,425
25 .33% , 12/16/25 ............... 3,500,000 EGP 69,385
25 .52% , 1/06/26 ................ 10,425,000 EGP 203,714
25 .45% , 2/24/26 ................ 10,375,000 EGP 196,414
25 .7% , 3/10/26 ................ 5,950,000 EGP 111,530
25 .69% , 3/17/26 ................ 3,950,000 EGP 73,712
25 .69% , 3/24/26 ................ 14,600,000 EGP 271,249
25 .05% , 3/31/26 ................ 1,525,000 EGP 28,287
25 .68% , 4/07/26 ................ 10,625,000 EGP 195,670
25 .4% , 6/16/26 ................ 8,425,000 EGP 148,871
25 .35% , 7/07/26 ................ 30,975,000 EGP 540,737
2,044,994
Total Foreign Government and Agency Securities (Cost $ 1,995,607 ) ...............
2,044,994
Shares
Money Market Funds 7.0%
United States 7.0%
g,h
Franklin Institutional U.S. Government
Money Market Fund , 4.094% ...... 1,476,635 1,476,635
Total Money Market Funds (Cost $ 1,476,635 ) ...................................
1,476,635
a a a a a
Total Short Term Investments (Cost $ 3,472,242 ) .................................
3,521,629
a a a
Total Investments (Cost $ 20,202,199 ) 97.2% ....................................
$20,597,618
Other Assets, less Liabilities 2.8% .............................................
577,547
Net Assets 100.0% ...........................................................
$21,175,165
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $3,281,542, representing 15.5% of net assets.
d
A supranational organization is an entity formed by two or more central governments through international treaties.
e
Non-income producing.
f
The rate shown represents the yield at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BNDP Buy 145,000 168,259 10/15/25 $ 2,119 $ —
Euro ............. BNDP Sell 145,000 170,501 10/15/25 123 —
Euro ............. BOFA Buy 130,274 151,180 10/15/25 1,894 —
Euro ............. BOFA Sell 130,274 153,225 10/15/25 150 —
Euro ............. BZWS Buy 152,726 177,292 10/16/25 2,176 —
Euro ............. BZWS Sell 152,726 179,482 10/16/25 14 —
Euro ............. JPHQ Buy 152,000 176,422 10/16/25 2,193 —
Euro ............. JPHQ Sell 152,000 178,658 10/16/25 44 —
Uruguayan Peso .... CITI Buy 36,600,000 849,977 10/21/25 66,088 —
Uruguayan Peso .... HSBK Buy 7,600,000 188,867 10/21/25 1,354 —
Malaysian Ringgit ... GSCO Buy 630,000 149,502 10/31/25 233 —
Brazilian Real ...... JPHQ Buy 1,092,685 190,645 11/04/25 12,927 —
Mexican Peso ...... BNDP Buy 620,188 32,958 12/10/25 654 —
Mexican Peso ...... HSBK Buy 3,612,000 191,939 12/10/25 3,819 —
Malaysian Ringgit ... GSCO Buy 1,930,000 460,620 12/17/25 — (994)
Malaysian Ringgit ... MSCO Buy 7,020,000 1,678,246 12/17/25 — (6,445)
South Korean Won .. CITI Buy 548,000,000 396,383 12/17/25 — (4,708)
South Korean Won .. DBAB Buy 274,000,000 198,099 12/17/25 — (2,261)
Columbian Peso .... GSCO Buy 370,000,000 89,488 1/13/26 3,528 —
Columbian Peso .... GSCO Sell 46,000,000 11,705 1/13/26 141 —
Columbian Peso .... MSCO Buy 764,000,000 184,898 1/13/26 7,167 —
Columbian Peso .... MSCO Sell 764,000,000 194,452 1/13/26 2,386 —
Chinese Yuan ...... DBAB Sell 4,777,000 672,883 2/24/26 — (3,694)
Mexican Peso ...... BNDP Buy 1,706,454 90,145 2/27/26 1,537 —
Mexican Peso ...... HSBK Buy 3,573,998 188,813 2/27/26 3,206 —
Total Forward Exchange Contracts ................................................... $111,753 $(18,102)
Net unrealized appreciation (depreciation) ............................................ $93,651
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 25.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 3,422,237 BRL $ (50,635) $ — $ (50,635)
Total Interest Rate Swap Contracts ................................. $(50,635) $ — $(50,635)
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective August 1, 2025, Templeton Global Total Return Fund was renamed Templeton Global Bond Enhanced Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Enhanced Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $2,365,734 $86,531,430 $(75,954,854) $— $— $12,942,310 12,942,310 $609,449
Total Affiliated Securities ... $2,365,734 $86,531,430 $(75,954,854) $— $— $12,942,310 $609,449
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $269,210,359 $881,038,714 $(618,018,173) $— $— $532,230,900 532,230,900 $12,945,938
Total Affiliated Securities ... $269,210,359 $881,038,714 $(618,018,173) $— $— $532,230,900 $12,945,938
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $182,323 $20,818,774 $(19,524,462) $— $— $1,476,635 1,476,635 $29,499
Total Affiliated Securities ... $182,323 $20,818,774 $(19,524,462) $— $— $1,476,635 $29,499
Level 1 Level 2 Level 3 Total
Templeton Global Bond Enhanced Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ —
b
$ —
Foreign Government and Agency Securities .... — 161,619,077 — 161,619,077
U.S. Government and Agency Securities ....... — 14,318,382 — 14,318,382
Escrows and Litigation Trusts ............... — — 33,097 33,097
Options Purchased ....................... — 230,803 — 230,803
Short Term Investments ................... 12,942,310 12,358,417 — 25,300,727
Total Investments in Securities ........... $12,942,310 $188,526,679 $33,097 $201,502,086
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,060,478 $— $1,060,478
Swap Contracts ......................... — 483 — 483
Total Other Financial Instruments ......... $— $1,060,961 $— $1,060,961
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $157,601 $— $157,601
3. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Global Bond Enhanced Fund (continued)
Liabilities: (continued)
Forward Exchange Contracts ............... $ — $ 1,149,408 $ — $ 1,149,408
Swap Contracts ......................... — 250,405 — 250,405
Total Other Financial Instruments ......... $— $1,557,414 $— $1,557,414
Templeton Global Bond Fund
Assets:
Investments in Securities:
a
Foreign Government and Agency Securities .... — 2,465,317,726 — 2,465,317,726
U.S. Government and Agency Securities ....... — 105,884,941 — 105,884,941
Options Purchased ....................... — 3,526,843 — 3,526,843
Short Term Investments ................... 532,230,900 — — 532,230,900
Total Investments in Securities ........... $532,230,900 $2,574,729,510 $— $3,106,960,410
Other Financial Instruments:
Forward Exchange Contracts ............... $— $8,334,796 $— $8,334,796
Total Other Financial Instruments ......... $— $8,334,796 $— $8,334,796
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $2,408,265 $— $2,408,265
Forward Exchange Contracts ............... — 15,100,291 — 15,100,291
Swap Contracts ......................... — 3,468,351 — 3,468,351
Total Other Financial Instruments ......... $— $20,976,907 $— $20,976,907
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 17,075,798 — 17,075,798
Escrows and Litigation Trusts ............... — — 191 191
Short Term Investments ................... 1,476,635 2,044,994 — 3,521,629
Total Investments in Securities ........... $1,476,635 $19,120,792 $191 $20,597,618
Other Financial Instruments:
Forward Exchange Contracts ............... $— $111,753 $— $111,753
Total Other Financial Instruments ......... $— $111,753 $— $111,753
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 18,102 $ — $ 18,102
Swap Contracts ......................... — 50,635 — 50,635
Total Other Financial Instruments ......... $— $68,737 $— $68,737
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2025, the reconciliations are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ (14,998) $ 14,998 $ — $ —
Corporate Bonds :
Costa Rica ... 423,913 — (416,909) — — — (4,051) (2,953) — —
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts —
b
— — — — — — 191 191 191
Total Investments in
Securities ....... $423,913 $— $(416,909) $— $— $— $(19,049) $12,236 $191 $191
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
4. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CLP
Chilean Peso
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
JPY
Japanese Yen
KZT
Kazakhstani Tenge
MXN
Mexican Peso
MYR
Malaysian Ringgit
NAD
Namibian Dollar
NGN
Nigerian Naira
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
PHP
Philippine Peso
PLN
Polish Zloty
RSD
Serbian Dinar
USD
United States Dollar
UYU
Uruguayan Peso
UZS
Uzbekistani Som
ZAR
South African Rand
Selected Portfolio
CDI
certificado de deposito interbancario
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.90%
1-day SOFR ........................ 4.24%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.